COMMITMENT (Details Narrative)	9 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Commitment and/or Contingency	5. Commitments and Contingencies There is no commitment or contingency to disclose during the period ended September 30, 2016.